Receivables and Other Assets - Components of Other Assets Included in Balance Sheet (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accumulated amortization	$ 11.7	$ 11.8
Equipment, useful life			3 years	5 years